Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	It has been the Company’s long-standing practice to make annual grants on a predetermined schedule in May on the day of the May Board meeting, and quarterly grants on the same day in May as annual grants and on the first market trading day of the subsequent August, November, and February. The HCCC does not take material nonpublic information into account when establishing these grant dates and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of such grants.
Award Timing Method	It has been the Company’s long-standing practice to make annual grants on a predetermined schedule in May on the day of the May Board meeting, and quarterly grants on the same day in May as annual grants and on the first market trading day of the subsequent August, November, and February.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The HCCC does not take material nonpublic information into account when establishing these grant dates and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of such grants
MNPI Disclosure Timed for Compensation Value	false